Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
DAC
Balance at January 1,	$5,066	$5,097	$5,712
Capitalizations	330	399	376
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	1,371	163	(184)
Other expenses	(1,076)	(690)	(745)
Total amortization	295	(527)	(929)
Unrealized investment gains (losses)	(24)	97	(64)
Other	—	—	2
Balance at December 31,	5,667	5,066	5,097
VOBA
Balance at January 1,	711	763	932
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	2	(19)	(1)
Other expenses	(72)	(127)	(139)
Total amortization	(70)	(146)	(140)
Unrealized investment gains (losses)	31	94	(29)
Balance at December 31,	672	711	763
Total DAC and VOBA
Balance at December 31,	$6,339	$5,777	$5,860

Deferred Policy Acquisition Costs
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
DAC
Balance at January 1,	$5,066	$5,097	$5,712
Capitalizations	330	399	376
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	1,371	163	(184)
Other expenses	(1,076)	(690)	(745)
Total amortization	295	(527)	(929)
Unrealized investment gains (losses)	(24)	97	(64)
Other	—	—	2
Balance at December 31,	5,667	5,066	5,097
VOBA
Balance at January 1,	711	763	932
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	2	(19)	(1)
Other expenses	(72)	(127)	(139)
Total amortization	(70)	(146)	(140)
Unrealized investment gains (losses)	31	94	(29)
Balance at December 31,	672	711	763
Total DAC and VOBA
Balance at December 31,	$6,339	$5,777	$5,860

Information Regarding Deferred Policy Acquisition Costs and Value of Business Acquired by Segment
Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2016	2015
	(In millions)
Annuities	$4,820	$3,724
Life	787	969
Run-off	584	974
Corporate & Other	148	110
Total	$6,339	$5,777

Deferred Sales Inducements
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
DSI
Balance at January 1,	$515	$566	$669
Capitalization	3	3	5
Amortization	(83)	(72)	(80)
Unrealized investment gains (losses)	(3)	18	(28)
Balance at December 31,	$432	$515	$566
VODA and VOCRA
Balance at January 1,	$136	$155	$173
Amortization	(16)	(19)	(18)
Balance at December 31,	$120	$136	$155
Accumulated amortization	$140	$124	$105

Value of Distribution Agreements and Customer Relationships Acquired
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
DSI
Balance at January 1,	$515	$566	$669
Capitalization	3	3	5
Amortization	(83)	(72)	(80)
Unrealized investment gains (losses)	(3)	18	(28)
Balance at December 31,	$432	$515	$566
VODA and VOCRA
Balance at January 1,	$136	$155	$173
Amortization	(16)	(19)	(18)
Balance at December 31,	$120	$136	$155
Accumulated amortization	$140	$124	$105

Estimated Future Amortization Expense
The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

	VOBA	VODA and VOCRA
	(In millions)
2017	$110	$15
2018	$94	$14
2019	$80	$13
2020	$60	$12
2021	$52	$10